U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

October 3, 2005

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Allied Asset Advisors Funds (the “Trust”), Post-Effective Amendment No. 8
to the Registration Statement filed on Form N-1A
File Nos.: 81l-9821 & 333-30924

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Dow Jones Islamic Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated September 28, 2005 and filed electronically as Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5340.

Sincerely,

U.S. BANCORP FUND SERVICES, LLC

/s/ Rodney A. DeWalt